Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000129981
Account Value [Line Items]
Line Graph and Table Measure Name		The Covered Bridge Fund
Accumulated Value	$ 9,471		$ 10,638	$ 11,254	$ 11,784	$ 10,288	$ 14,220	$ 15,694	$ 15,219	$ 16,645	$ 17,093	$ 19,335
C000129983
Account Value [Line Items]
Line Graph and Table Measure Name		The Covered Bridge Fund
Accumulated Value	10,000		11,263	11,940	12,537	10,983	15,211	16,822	16,352	17,944	18,460	20,936
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Accumulated Value	10,000		11,220	11,999	12,394	10,445	13,808	15,862	14,775	16,532	18,152	20,213
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Accumulated Value	$ 10,000		$ 11,220	$ 11,999	$ 12,394	$ 10,445	$ 13,808	$ 15,862	$ 14,775	$ 16,532	$ 18,152	$ 20,213